JUDICIAL DEPOSITS AND GARNISHMENTS - Tax related judicial Deposits (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
JUDICIAL DEPOSITS AND GARNISHMENTS
Judicial tax deposits	R$ 1,505,103	R$ 1,453,939
Universal Telecommunication Services Fund (FUST)
JUDICIAL DEPOSITS AND GARNISHMENTS
Judicial tax deposits	535,118	525,563
State Value-Added Tax (ICMS)
JUDICIAL DEPOSITS AND GARNISHMENTS
Judicial tax deposits	358,916	331,086
Social Contribution Tax for Intervention in the Economic Order (CIDE)
JUDICIAL DEPOSITS AND GARNISHMENTS
Judicial tax deposits	294,724	289,924
Withholding Income Tax (IRRF)
JUDICIAL DEPOSITS AND GARNISHMENTS
Judicial tax deposits	76,832	58,300
Corporate Income Tax (IRPJ) and Social Contribution Tax (CSLL)
JUDICIAL DEPOSITS AND GARNISHMENTS
Judicial tax deposits	54,072	92,849
Telecommunications Inspection Fund (FISTEL)
JUDICIAL DEPOSITS AND GARNISHMENTS
Judicial tax deposits	47,713	46,830
Contribution tax on gross revenue for Social Integration Program (PIS) and for Social Security Financing (COFINS)
JUDICIAL DEPOSITS AND GARNISHMENTS
Judicial tax deposits	44,889	33,540
Social Security, work accident insurance (SAT) and funds to third parties (INSS)
JUDICIAL DEPOSITS AND GARNISHMENTS
Judicial tax deposits	20,837	18,880
Other taxes, charges and contributions
JUDICIAL DEPOSITS AND GARNISHMENTS
Judicial tax deposits	R$ 72,002	R$ 56,967